Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Goodwill, January 1,	$ 14,593		$ 1,093
Foreign currency translation adjustments	690	[1],[2],[3]	(158)	[1],[2],[3]
Goodwill, December 31,	15,283		14,593
Nera [Member]
Goodwill [Line Items]
Acquisition			$ 13,658

[1]	The allocation period of Nera's acquisition ended in July 2012.
[2]	Adjustment of goodwill related to acquisition of Nera.
[3]	Foreign currency translation differences resulting from goodwill allocated to subsidiaries, whose functional currency has been determined to be other than the U.S. dollar and adjustment related to provisions.